                          Telecommunications Portfolio Series 1
                                              File No. 33-49737
                            Investment Company Act No. 811-5065


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 5
                          TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST*
          TELECOMMUNICATIONS PORTFOLIO SERIES 1

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005



*    Formerly:  DEAN WITTER SELECT EQUITY TRUST
                TELECOMMUNICATIONS PORTFOLIO SERIES 1

     /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

        MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
             TELECOMMUNICATIONS PORTFOLIO SERIES 1

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     I.  Organization and General Information


1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment
     Indenture                         and Termination of the
                                       Indenture

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2
9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust



10.  General Information regarding
     Trust's Securities and Rights
     of Holders

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (a)  Type of Securities           Rights of Unit Holders-
          (Registered or Bearer)       Unit Holders

     (b)  Type of Securities           Administration of the
          (Cumulative or Distrib -     Trust-Distribution
           utive)


     (c)  Rights of Holders as to      Rights of Unit Holders
          withdrawal or redemption     - Unit Holders; Redemp-
                                       tion; Public Offering
                                       of Units-Secondary Mar-
                                       ket; exchange option

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, par-   Units-Secondary Market;
          tial redemption and simi-    Exchange Option; Re-
          lar matters                  demption; Rights of
                                       Unit Holders-Unit Hold-
                                       ers

     (e)  Lapses or defaults with      *30
          respect to periodic pay-
          ment plan certificates

     (f) Voting rights as to Secu- Rights of Unit Holders-rities under the Indenture Certain Limitations Ad-
                                       ministration of the
                                       Trust - Amendment;-Ter-
                                       mination

     (g)  Notice to Holders as to
          change in:

          1)   Composition of Assets   Administration of the
               of Trust                Trust-Reports to Unit
                                       Holders;-Portfolio Su-
                                       pervision; The Trust-
                                       Summary Description of
                                       the Portfolio

          2)   Terms and Conditions    Administration of the
               of Trust's Securities   Trust-Amendment

          3)   Provisions of Trust     Administration of the
                                       Trust-Amendment

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


          4)   Identity of Depositor   Miscellaneous-Sponsor;-
               and Trustee             Trustee

     (h)  consent of Security Hold-
          ers' required to change:

          1)   Composition of assets   Administration of the
               of Trust                Trust-Amendment

          2)   Terms and conditions    Administration of the
               of Trust's Securities   Trust-Amendment

          3)   Provisions of Inden-    Administration of the
               ture                    Trust-Amendment

          4)   Identity of Depositor   *30
               and Trustee

11.  Type of securities comprising     The Trust-Summary De-
     units                             scription of the Port-
                                       folio; Special Consid-
                                       erations Objectives and
                                       Securities Selection

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                       Information; Public Of-
                                       fering of Units-Public
                                       Offering Price;-Profit
                                       of Sponsor;-Volume Dis-
                                       count; Exchange Op-
                                       tions; Expenses and
                                       Charges

     (b)  Certain information re-      *30
          garding periodic payment
          certificates



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (c)  Certain percentages          Summary of Essential
                                       Information; Public Of-
                                       fering of Units-Public
                                       Offering Price;-Profit
                                       of Sponsor;-Volume Dis-
                                       count Exchange Options;

     (d)  Price differentials          Public Offering of
                                       Units - Public Offering
                                       Price

     (e)  Certain other loads, fees,   Rights of Unit Holders
          expenses, etc. payable by    - Unit Holders
          holders

     (f)  Certain profits receivable   Public Offering of
          by depositor, principal      Units-Profit of Sponsor
          underwriters, trustee or
          affiliated persons

     (g)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction; Rights of
                                       Unit Holders - Unit
                                       Holders

15.  Receipt and handling of pay-      Public Offering of
     ments from purchasers             Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Admini-
     underlying securities             stration of the Trust-
                                       Amendment;-Termination;
                                       The Trust-Summary De-
                                       scription of the Port-
                                       folio; Objectives and
                                       Securities Selection

17.  Withdrawal or redemption          Redemption; Public Of-
                                       fering of
                                       Units-Secondary Market
                                       Exchange Option; Rights
                                       of Unit Holders
__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


18.  (a)  Receipt and disposition of   Administration of the
          income                       Trust; Reinvestment
                                       Program

     (b)  Reinvestment of distribu-    Reinvestment Program
          tions

     (c)  Reserves or special fund     Administration of the
                                       Trust-Distribution

     (d)  Schedule of distribution     *30

19.  Records, accounts and report      Administration of the
                                       Trust-Records and Ac-
                                       counts;-Reports to Unit
                                       Holders

20.  Certain miscellaneous provi-      Administration of the
     sions of the trust Agreement      Trust-Amendment;-
                                       Termination.  Resigna-
                                       tion, Removal and Li-
                                       ability-Regarding the
                                       Trustee;-Regarding the
                                       Sponsor

21.  Loans to security holders         *30

22.  Limitations on liability of de-   Resignation, Removal
     positor, trustee, custodian       and  Liability
     etc.

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *30
     trust agreement

     III.  Organization Personnel and
           Affiliated Persons of Depositor


25.  Organization of Depositor         miscellaneous-Sponsor





__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


26.  Fees received by Depositor        Expenses and Charges -
                                       Fees; Public Offering
                                       of Units-Profit of
                                       Sponsor

27.  Business of Depositor             miscellaneous-Sponsor
                                       and Included in Form N-
                                       8B-2

28.  Certain information as to offi-   Included in Form N-8B-2
     cials and affiliated persons of
     Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30

31.  Compensation of Officers and      *30
     Directors of Depositor

32.  Compensation of Directors of      *30
     Depositor

33.  Compensation of employees of      *30
     Depositor

34.  Remuneration of other persons     *30
     for certain services rendered
     to trust

     IV.  Distribution and Redemption of Securities


35.  Distribution of trust's securi-   Public Offering of
     ties by states                    Units-Public Distribu-
                                       tion

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to dis-   *30
     tribute




__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

38.  (a)  Method of distribution       Public Offering of
     (b)  Underwriting agreements      Units
     (c)  Selling agreements

39.  (a)  Organization of principal
          underwriter
     (b)  N.A.S.D. membership of       miscellaneous-Sponsor
          principal underwriter

40.  Certain fees received by prin-    Public Offering of
     cipal underwriter                 Units-Profit of Sponsor

41.  (a)  Business of principal un-    miscellaneous-Sponsor
          derwriter

     (b)  Branch officers of princi-   *30
          pal underwriter

     (c)  Salesman of principal un-    *30
          derwriter

42.  Ownership of trust's securities   *30
     by certain persons

43.  Certain brokerage commissions     *30
     received by principal under-
     writer

44.  (a)  Method of valuation          Public Offering of
                                       Units-Public Offering
                                       Price;-Secondary Market

     (b)  Schedule as to offering      *30
          price

     (c)  Variation in offering        Public Offering of
          price to certain persons     Units--Volume Discount;
                                       Exchange Option

45.  Suspension of redemption rights   *30






__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


46.  (a)  Redemption valuation         Public Offering of
                                       Units-Secondary Market;
                                       Redemption-Right of Re-
                                       demption; -Computation
                                       of Redemption Value

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in un-    See items 10(d), 44 and
     derlying securities               46

     V.  Information concerning the Trustee or Custodian


48.  Organization and regulation of    miscellaneous-Trustee
     Trustee

49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities


51.  (a)  Name and address of Insur-   *30
          ance Company

     (b)  Type of policies             *30

     (c)  Type of risks insured and    *30
          excluded

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of can-     *30
          cellation

     (g)  Method of determining pre-   *30
          miums



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (h)  Amount of aggregate premi-   *30
          ums paid

     (i)  Persons receiving any part   *30
          of premiums
     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant


52.  (a)  Method of selecting and      Introduction; The
          eliminating securities       Trust-Objectives and
          from the Trust               Securities Selection; -
                                       Summary Description of
                                       the Portfolio; Admini-
                                       stration of the Trust-
                                       Portfolio Supervision

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Substitution and elimina-    Introduction; The
          tion of Securities from      Trust-Objectives and
          the Trust                    Securities Selection; -
                                       Summary Description of
                                       the Portfolio; Admini-
                                       stration of the Trust-
                                       Portfolio Supervision

     (d)  Description of any funda-    *30
          mental policy of the Trust

53.  (a)  Taxable status of the        Tax Status of the Trust
          Trust

     (b)  Qualification of the Trust
          as regulated investment
          company

     VIII.  Financial and Statistical Information



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding     *30
     periodic payment plan certifi-
     cates57.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition

























__________________

*30  Not applicable, answer negative or not required.

LOGO

MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST

Telecommunications Portfolio Series 1


(Unit Investment Trust)
_______________________________________________________________

This Trust was formed July 22, 1993 for the purpose of provid-ing capital appreciation and current income through investment for approximately seven years from that date in a fixed portfo-lio consisting primarily of publicly traded common stocks and American Depositary Receipts ("ADRs") issued by or representing shares of domestic and international companies engaged in a broad range of communications services and activities. The value of the Units of the Trust will fluctuate with the value of the Portfolio of underlying Securities. Minimum Purchase:
$1,000.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:  LOGO                 MORGAN STANLEY DEAN WITTER INC.
_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future refer-ence.

Units of the Trust are not deposits or obligations of, or guar-anteed or endorsed by, any bank, and the Units are not feder-ally insured by the Federal Deposit Insurance Corporation, Fed-eral Reserve Board, or any other agency.

          Prospectus Part A dated September 10, 1998

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

        MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
             TELECOMMUNICATIONS PORTFOLIO SERIES 1

                       TABLE OF CONTENTS


                                                         Page

PART A
Table of Contents.....................................    A-1
Summary of Essential Information......................    A-3
Introduction..........................................      1
The Trust.............................................      3
     Special Considerations...........................      3
     Summary Description of the Portfolio.............      3
     Objective and Securities Selection...............      9
     Distributions....................................     10
Tax Status............................................     10
Public Offering of Units..............................     15
     Public Offering Price............................     15
     Public Distribution..............................     16
     Secondary Market.................................     17
     Profit of Sponsor................................     17
     Volume Discount..................................     18
Exchange Option.......................................     19
Reinvestment Program..................................     20
Redemption............................................     22
     Right of Redemption..............................     22
     Computation of Redemption Price..................     24
     Postponement of Redemption.......................     25
Rights of Unit Holders................................     25
     Unit Holders.....................................     25
     Certain Limitations..............................     25
Expenses and Charges..................................     26
     Fees.............................................     26
     Other Charges....................................     27
Administration of the Trust...........................     28
     Records and Accounts.............................     28
     Distribution.....................................     28
     Portfolio Supervision............................     29
     Voting of the Portfolio Securities...............     30
     Reports to Unit Holders..........................     30
     Amendment........................................     31
     Termination......................................     32

                                                         Page

Resignation, Removal and Liability....................     34
     Regarding the Trustee............................     34
     Regarding the Sponsor............................     35
Miscellaneous.........................................     35
     Sponsor..........................................     35
     Trustee..........................................     36
     Legal Opinions...................................     36
Auditors..............................................     36
Independent Auditor's Report..........................    F-1


                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048


                           Trustee:

                     The Bank of New York
                      101 Barclay Street
                   New York, New York  10286
                        1-800-545-7255
NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                             SUMMARY OF ESSENTIAL INFORMATION

                    MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                          TELECOMMUNICATIONS PORTFOLIO SERIES 1

                                   As of June 30, 1998



Number of Units                                                                                    112,498,524

Fractional Undivided Interest in the Trust Represented by Each Unit                            1/112,498,524th

Public Offering Price Per 1,000 Units:

    Aggregate Value of Securities in the Trust                                                    $200,841,550

    Divided by 112,498,524 Units (times 1,000)                                                        1,785.28

    Plus Sales Charge of 3.00% of Public Offering Price<F1>(3.093% of net amount invested
     in Securities)                                                                                      55.21

  Public Offering Price per 1,000 Units                                                               1,840.49

  Plus amount per 1,000 Units of Undistributed Principal and Net Investment Income                        5.72

       Total                                                                                    $     1,846.21



Sponsor's Repurchase Price per 1,000 Units and Redemption Price per 1,000 Units (based on the value of the underlying Securities, $55.21 less than the Public Offering Price
  per 1,000 Units plus undistributed principal and net investment income                        $     1,791.00





Evaluation Time                                            Close of trading on the New York Stock Exchange
                                                           (currently 4:00 PM New York time).

Record Dates                                               Quarterly:  March 1, June 1, September 1 and
                                                           December 1 of each year.

Distribution Dates                                         Quarterly:  March 15, June 15, September 15 and
                                                           December 15 of each year.

Minimum Principal Distribution                             No distribution need be made from the Principal
                                                           Account if the balance therein is less than
                                                           $1.00 per 1,000 Units outstanding.

In-kind Distribution Date                                  July 18, 2000

Liquidation Period                                         Not to exceed 10 business days after the In-Kind
                                                           Distribution Date.+

Mandatory Termination Date                                 August 1, 2000

Discretionary Liquidation Amount                           The Trust may be terminated by the Sponsor if
                                                           the value of the portfolio of the Trust at any
                                                           time is less than $110,803,038.

Trustee's Fee<F2>                                          $1.00 per 1,000 Units.

Sponsor's Annual Portfolio Supervision Fee<F2>             Maximum of $.25 per 1,000 Units.



<F1>Volume purchasers of Units are entitled to a reduced sales charge.  See:  "Public Offering of
Units - Volume Discount" in this Prospectus.

<F2>See "Expenses and Charges" in this Prospectus.  The fee accrues daily and is payable on each
Distribution Date.  Estimated dividends from the Securities, based on the last dividends actually paid, are expected by the Sponsor to be sufficient to pay the estimated expenses of the Trust.

  +The final distribution will be made within three (3) business days following the receipt of proceeds from the sale of all Portfolio Securities (see "Administration of the Trust - Termination"
in this Prospectus).




                                         A-3

               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)

          THE TRUST -- The Morgan Stanley Dean Witter Select Equity Trust, Telecommunications Portfolio Series 1 (the "Trust") is a unit investment trust composed of publicly traded common stocks and American Depositary Receipts ("ADRs") or con-tracts to purchase such stocks or ADRs (the "Securities"). The objectives of the Trust are to provide capital appreciation po-tential and current income through an investment for approxi-mately seven years from the initial date of deposit in a fixed portfolio consisting of 45 publicly traded common stocks issued by domestic companies and ADRs representing securities issued by foreign companies engaged in a broad range of communications services and activities. The Securities may appreciate or de-preciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, the prices of equity securities in general and the Securities in particu-lar and with changes in both domestic and international eco-nomic and political conditions. Therefore, there is no guaran-tee that the objectives of the Trust will be achieved. After the initial Date of Deposit, the Sponsor may, under the Inden-ture and Agreement (as hereinafter defined), deposit additional Securities which may result in a corresponding increase in the number of Units outstanding.

          TERMINATION -- The Trust will terminate approximately seven years after the initial Date of Deposit regardless of market conditions at that time. Prior to termination of the Trust, the Trustee will begin to sell the Securities held in the Trust over a period not to exceed 10 consecutive business days (the "Liquidation Period"). Monies received upon such sale of Securities will be held uninvested in non-interest bearing accounts created by the Indenture until distributed pro rata to Unit Holders on or about August 1, 2000 and will be of benefit to the Trustee during such period. During the life of the Trust, Securities will not be disposed of solely as a re-sult of normal fluctuations in market value. Because the Trust is not managed and the Securities can only be sold during the Liquidation Period or under certain other limited circumstances described herein, the proceeds received from the sale of Secu-rities may be less than could be obtained if the sale had taken place at a different time. Depending on the volume of Securi-ties sold and the prices of and demand for Securities at the time of such sale, the sales of Securities from the Trust may tend to depress the market prices of such Securities and hence the value of the Units, thus reducing termination proceeds available to Unit Holders. In order to mitigate potential ad-verse price consequences of heavy volume trading in the Secu-rities taking place over a short period of time and to provide an average market price for the Securities, the Trustee will follow procedures set forth in the Indenture to sell the Secu-rities in an orderly fashion over a period not to exceed the Liquidation Period. The Sponsor can give no assurance, how-ever, that such procedures will mitigate negative price conse-quences or provide a better price for such Securities. The Trust may terminate earlier than on the Mandatory Termination Date if the value of the Trust is less than the Discretionary Liquidation Amount set forth herein. (See: "Administration of the Trust -- Termination".)

          DISTRIBUTIONS -- The Trustee will distribute any dividends and any proceeds from the disposition of Securities not used for redemption of Units received by the Trust on each Distribution Date to holders of record on the next preceding Record Date. Upon termination of the Trust, the Trustee will distribute to each Unit Holder of record its pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termina-tion may result in a lower amount than might otherwise be real-ized if such sale were not required at such time due to impend-ing or actual termination of the Trust. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the amount paid by such Unit Holder. (See:
"Administration of the Trust -- Distribution".)

          The Sponsor anticipates that, based upon the last dividends actually paid by the companies listed in the "Schedule of Portfolio Securities", dividends from the Securi-ties will be sufficient to (i) pay expenses of the Trust and
(ii) after such payment, to make distributions to Unit Holders as described herein. (See: "Expenses and Charges" and "Administration of the Trust -- Distribution".)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit is computed on the basis of the aggregate evaluation of the underlying Securities next computed after receipt of a purchase order plus cash on hand in the Trust, divided by the number of Units outstanding, plus a sales charge of 2.564% of such evaluation per Unit (the net amount invested); this re-sults in a sales charge of 2.50% of the Public Offering Price. The sales charge of 2.50% will decline over the life of the Trust in the manner described below. On July 23, 1999, it will decline to 1.50% (1.533% of the net amount invested). The sales charge is reduced on a graduated scale for sales involv-ing at least $250,000. (See: "Public Offering of Units -- Volume Discount".)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units. If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggre-gate market value of the underlying Securities. (See:
"Redemption".) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks in-herent in an investment in common stocks and ADRs, including risks associated with the limited rights of holders of equity securities to receive payments from issuers; such rights are inferior to those of creditors and holders of debt obligations. Holders of common stock have the right to receive dividends only when, as and if such dividends are declared by the is-suer's board of directors. Holders of preferred stocks have the right to receive dividends at a fixed rate when and as de-clared by the issuer's board of directors, normally on a cumu-lative basis, but do not ordinarily participate in other amounts available for distribution by the issuing corporation. Investors should also be aware that the value of the underlying Securities in the Portfolio may fluctuate in accordance with changes in the value of common stocks generally, changes in the financial condition of the issuers of the Securities, changes in the industries represented in the Portfolio and changes in economic and political conditions affecting the issuers of the Securities.

          In addition, an investment in the Trust involves in-vestment risks which differ from those associated with an in-vestment in a portfolio consisting entirely of domestic issu-ers, including potential political and economic instability of certain countries, risks of expropriation or nationalization, withholding taxes and exchange controls or similar restrictions which may adversely affect the payment or receipt of payment of dividends on the stocks underlying the ADRs. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. (See: "Summary Description of the Portfo-lio".)

             SPECIAL CHARACTERISTICS OF THE TRUST

          Securities Selection. The Securities included in this series of the Morgan Stanley Dean Witter Select Equity Trust were chosen by the Sponsor's Unit Trust Research Depart-ment after analyzing, among other factors, each company's eco-nomic and business fundamentals, historical operations and per-formance, growth potential, market share and competitive indus-try position. Generally, companies whose securities are in-cluded in this Portfolio are companies that are involved in the major sectors of the telecommunications industry; Regional Bell Holding Companies, independent telephone companies, inter-national telecommunications companies, long distance carriers, telecommunications equipment makers and cellular telecommunica-tions companies. In addition, cable and television companies, as well as computer and other communications companies engaged in telecommunications activities, were considered.

          The Sponsor may deposit additional Securities which were originally selected through this process following the initial Date of Deposit. The Trust will continue to hold Secu-rities so selected during the life of the Trust unless disposed of for the reasons set forth in "Administration of the Trust -- Portfolio Supervision", and the Sponsor may continue to sell Units of the Trust even through Dean Witter's evaluation of the attractiveness of the Securities may have changed subsequent to the Date of Deposit.

          Portfolio Characteristics. The Portfolio of the Trust consists of 45 issues of Securities, 32 of which are com-mon stocks and 13 of which are ADRs (all of the ADRs are spon-sored ADRs). The Trust contains the following categories of
Securities:

                                    Percentage of Aggregate
                               Market Value of Trust Portfolio
Category of Issuer                 (as of September 8, 1998)


Telecommunication equipment...                  5.36%
Telecommunication service.....                 89.38%
Computer, Microprocessor
  Manufacturer................                  2.96%
Media/Entertainment...........                  2.30%
ADRs..........................                 30.64%

          On September 8, 1998, the aggregate market value of the Securities in the Trust was $182,339,431.32.

          UNDERWRITING -- None of the Securities in the Trust were acquired through the Sponsor's participation as sole un-derwriter or manager or as a member of the underwriting syndi-cate for such Securities. An underwriter typically purchases securities, such as the Securities in the Trust, from the is-suer on a negotiated or competitive bid basis in order to mar-ket such securities to investors at a profit.

          MINIMUM PURCHASE -- $1,000.

        MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
             TELECOMMUNICATIONS PORTFOLIO SERIES 1
                   _________________________

                         INTRODUCTION

          This series of the Morgan Stanley Dean Witter Select Equity Trust (the "Trust") was created on July 22, 1993 under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Indenture") and a related Reference Trust Agreement (the "Agreement") (collectively, the "Indenture and Agreement")* between Dean Witter Reynolds Inc. (the "Sponsor") and The Bank of New York (the "Trustee"). The Sponsor is a principal operating subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW" formerly known as Morgan Stanley Dean Witter, Dis-cover & Co.), a publicly-held corporation. (See:
"Miscellaneous -- Sponsor", herein.) The objectives of the Trust are capital appreciation and current income through an investment for approximately seven years from the initial Date of Deposit in a portfolio consisting of publicly traded common stocks and ADRs of companies engaged in a broad range of commu-nications services and activities. There is, of course, no as-surance that these objectives will be met.

          On the date of creation of the Trust (the "Date of Deposit"), the Sponsor deposited with the Trustee certain secu-rities and contracts and funds (represented by irrevocable let-ter(s) of credit issued by major commercial bank(s)) for the purchase of such securities (collectively, the "Securities") at prices equal to the market value of such Securities as deter-mined by the Trustee as of the Date of Deposit. (See:
"Schedule of Portfolio Securities", herein.) The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture and Agreement. The Trustee then immediately delivered to the Sponsor a cer-tificate of beneficial interest (the "Certificate") represent-ing the units (the "Units") comprising the entire ownership of the Trust. Through this prospectus (the "Prospectus"), the Sponsor is offering the Units, including Additional Units, as defined below, for sale to the public. The holders of Certifi-cates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the market value of the Se-curities (the "Redemption Price") if they cannot be sold in the

* Reference is hereby made to said Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Indenture and Agree-ment.
                              -1-
secondary market which the Sponsor, although not obligated to, proposes to maintain. In addition, the Sponsor may offer for sale, through this Prospectus, Units which the Sponsor may have repurchased in the secondary market or upon the tender of such Units for redemption. The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

          With the deposit of the Securities in the Trust on the Date of Deposit, the Sponsor established a proportionate relationship between the number of shares of each Security in the Portfolio of the Trust (the "Portfolio"). The Sponsor is permitted under the Indenture and Agreement to deposit addi-tional Securities during the life of the Trust, resulting in an increase in the number of Units outstanding (the "Additional Units"). Such Additional Units may be continuously offered for sale to the public by means of this Prospectus. Any additional Securities deposited in the Trust in connection with the sale of these Additional Units will maintain, to the extent practi-cable, the proportionate relationship between the number of shares of each Security in the Portfolio on the day of deposit of such additional Securities and any cash not held for distri-bution to Unit Holders prior to the deposit. The original pro-portionate relationships are subject to adjustment under cer-tain limited circumstances. (See: "Administration of the Trust -- Portfolio Supervision", herein.) Each Additional Unit issued after a permitted change in the shares held in the Trust will represent the same number and type of shares that were represented by a Unit immediately prior to the issuance of the Additional Unit. The number and identity of shares in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to shares or the reinvestment of the proceeds of certain dispositions of Securities. It may not be possible to maintain the original proportionate relationship among the Securities on the initial date of deposit, due to, among other reasons, inability to purchase Securities, unavail-ability of Securities and/or restrictions on the purchase of shares. If a Security is unavailable for purchase and deposit in the Trust, additional shares of other Securities then in the Portfolio of the Trust may be deposited to create Additional Units. The Sponsor may deposit cash with the Trustee with in-structions to the Trustee to purchase such unavailable Securi-ties when available. The Sponsor may acquire large volumes of additional Securities for deposit into the Trust over a short period of time. Such acquisitions may tend to raise the market prices of these Securities. The Sponsor cannot currently pre-dict the actual market impact of the Sponsor's purchases of ad-ditional Securities, because the actual volume of Securities to be purchased and the supply and price of such Securities is not known. The additional Securities so received will, how-ever, have a tax cost basis to the Trust equal to their values on the date of transfer to the Trust. Such tax cost basis will likely differ from the tax cost basis of Securities transferred to the Trust at other times such as the Date of Deposit. The amount of gain or loss realized on sale of a particular Secu-rity by the Trust depends upon the tax cost basis of the par-ticular Security sold. Hence, the amount of capital gain or loss realized by the Trust and passed through to Unit Holders will not be the same as the capital gain or loss which would have been realized by a particular Unit Holder if such Unit Holder had purchased and sold the Securities involved without the intervention of the Trust.

          On September 8, 1998, each Unit represented the frac-tional undivided interest in the Securities and net income of the Trust set forth under "Summary of Essential Information". Thereafter, if any Units are redeemed, the amount of Securities in the Trust will be reduced, and the fractional undivided in-terest represented by each remaining Unit in the balance of the Trust will be increased. However, if Additional Units are is-sued by the Trust, the aggregate value of the Securities in the Trust will be increased by amounts allocable to such Additional Units and the fractional undivided interest in the balance will be decreased. In both cases, the interest in the Securities represented by each Unit will remain unchanged. Units will re-main outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture and Agree-ment.

                           THE TRUST

Special Considerations

          An investment in Units of the Trust should be made with an understanding of the risks which an investment in pub-licly traded common stock and ADRs may entail, including the risk that the value of the Portfolio and hence of the Units will decline with decreases in the market value of the Securi-ties. The Trust will be terminated and liquidated no later than the Mandatory Termination Date set forth in the "Summary of Essential Information", herein, and the Securities will be sold or distributed "in-kind", regardless of market conditions at that time. The Trust may be terminated earlier under cer-tain conditions. (See: "Administration of the Trust -- Termi-nation".)

Summary Description of the Portfolio

          An investment in Units of the Trust should be made with an understanding that the value of the underlying Securi-ties, and therefore the value of Units, will fluctuate depend-ing upon the full range of economic and market influences which may affect the market value of such Securities. Certain risks are inherent in an investment in equity securities, including the risk that the financial condition of one or more of the is-suers of the Securities may worsen or the general condition of the common stock market may weaken. In such case, the value of the Securities and hence the value of Units may decline. Com-mon stocks are susceptible to general stock market movements and to volatile and unpredictable increases and decreases in value as market confidence in and perceptions of the issuers change from time to time. Such perceptions are based upon varying reactions to such factors as expectations regarding do-mestic and foreign economic, monetary and fiscal policies, in-flation and interest rates, currency exchange rates, economic expansion or contraction, and global or regional political, economic or banking crises. In addition, investors should un-derstand that there are certain payment risks involved in own-ing equity securities, including risks arising from the fact that holders of common and preferred stocks have rights to re-ceive payments from the issuers of those stocks that are gener-ally inferior to those of creditors of, or holders of debt ob-ligations issued by, such issuers. Furthermore, the rights of holders of common stocks are inferior to the rights of holders of preferred stocks. Holders of common stocks of the type held in the Portfolio have a right to receive dividends only when, as and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for dis-tribution by the issuer only after all other claims on the is-suer have been paid or provided for. Holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not ordinarily participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also en-titled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks entail less risk than common stocks. However, neither preferred nor common stocks represent an obligation or liability of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital of debt securities. The issu-ance of debt securities (as compared with both preferred and common stock) and preferred stock (as compared with common stock) will create prior claims for payment of principal and interest (in the case of debt securities) and dividends (in the case of preferred stock) which could adversely affect the abil-ity and inclination of the issuer to declare or pay dividends on its preferred and/or common stock or the rights of holders of common stock with respect to assets of the issuer upon liq-uidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), preferred stocks typically have only a liquidation preference which may have stated optional or mandatory redemp-tion provisions while common stocks have neither a fixed prin-cipal amount nor a maturity date and have values which are sub-ject to market fluctuations for as long as the common stocks remain outstanding. Additionally, market timing and volume trading will also affect the underlying value of Securities, including the Sponsor's buying of additional Securities and the Trust's selling of Securities during the Liquidation Period. The value of the Securities in the Portfolio thus may be ex-pected to fluctuate over the entire life of the Trust to values higher or lower than those prevailing on the Date of Deposit. The Sponsor may direct the Trustee to dispose of Securities un-der certain specified circumstances (see: "Administration of the Trust -- Portfolio Supervision"). However, Securities will not be disposed of solely as a result of normal fluctuations in market value.

          Payment and Life of the Preferred Stocks in the Trust. Because certain of the preferred stocks included in the Portfolio from time to time may be redeemed or may be sold un-der certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size, composition and return. (See: "Redemption" and "Administration of the Trust -- Portfolio Supervision".) Many of these preferred stocks may be subject to redemption prior to their stated final redemption date pursuant to optional refund-ing or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a preferred stock is at a premium over par or stated value than when it is at a dis-count from par or stated value. Generally, the value of a pre-ferred stock will be at a premium over par or stated value when market interest rates fall below the rate of return on the stocks. Certain preferred stocks in the Portfolio may be sub-ject to redemption pursuant to sinking fund provisions early in the life of the Trust. These provisions are designed to redeem a significant portion of an issue gradually over the life of the issue; obligations to be redeemed are generally chosen by lot or redeemed proportionately. The Indenture authorizes, but does not require, the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest amounts realized from the redemption of any preferred stock in substitute Secu-rities (see: "Administration of the Trust -- Portfolio Super-vision").

          ADRs. The Portfolio of the Trust contains 13 ADRs. An ADR is a negotiable certificate that enables an investor to buy, sell or hold foreign securities without taking physical possession of the stocks. Issued by a U.S. bank referred to as the depositary, ADRs represent an ownership interest in a specified number of equity securities of a non-U.S. company that have been deposited with a depositary. Some ADRs repre-sent a single foreign share or a fraction of a share while oth-ers represent multiple shares.
          ADRs may be sponsored or unsponsored. In an unspon-sored facility, the depositary initiates and arranges the fa-cility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company ini-tiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored fa-cilities involve several depositaries with no contractual rela-tionship to the company. A higher degree of risk is involved in owning unsponsored ADRs because the financial reporting ob-ligations and dividend collection and securities clearing func-tions are not clearly defined. Sponsored ADRs are normally listed on the U.S. exchanges or traded over-the-counter, which makes them subject to rules and regulations of the Securities and Exchange Commission and/or the National Association of Se-curities Dealers. ADRs that are unsponsored are generally not listed on a national securities exchange.

          Certain Risks Affecting Securities of Foreign Issu-ers. Since the Portfolio of the Trust includes 13 ADRs, an in-vestment in the Trust involves investment risks that are dif-ferent in some respects from an investment in a trust that in-vests entirely in securities of domestic issuers. Those in-vestment risks include the potential political and economic in-stability of certain countries, risks of expropriation or na-tionalization, withholding taxes, exchange controls or other restrictions which might adversely affect the payment or re-ceipt of payment of dividends on the foreign stocks underlying the Securities, and the effect on security prices of fluctua-tions in exchange rates. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer.

          The Securities of foreign issuers are traded in ADR form in the United States. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Trust can avoid the currency risks which might occur during the settlement period for either purchases or sales.

          While the prices of ADRs are quoted in U.S. dollars and they trade and distribute dividends in U.S. dollars, cur-rency fluctuations have an indirect impact (which may be either positive or negative) on the value of the ADRs and the overall investment results. Because the ADRs which represent a fixed number of underlying foreign shares are quoted in U.S. dollars and for other reasons, they may perform better or worse than the underlying foreign shares in the home market.

          Foreign stocks underlying the Securities in the Port-folio have been issued by companies which pay distributions in foreign currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many rea-sons, including supply and demand of the respective currency, monetary policies, the soundness of the world economy and the strength of a particular foreign economy as compared to the economies of the United States and other countries. Therefore, even though the foreign issuer's distribution remains constant in foreign currency, the United States dollar value of the dis-tribution will vary with fluctuations in the United States dol-lar foreign exchange rate for the relevant currency.

          On the basis of the best information available to the Sponsor at the present time none of the foreign stocks underly-ing the Securities is subject to exchange control restrictions under existing law which would materially interfere with pay-ment to the Trust of distributions on the Securities, either because the particular jurisdictions have not adopted any cur-rency regulations of this type or because the issues qualify for an exemption. However, there can be no assurance that ex-change control regulations might not be adopted in the future which might adversely affect payments to the Trust.

          The Portfolio of the Trust will be composed of secu-rities issued by domestic and international companies engaged in a broad range of communication services and activities. Generally, companies whose Securities may be included in the Portfolio of the Trust are involved in the major sectors of the telecommunications industry: Regional Bell Holding Companies, independent telephone companies, international telephone compa-nies, international telecommunications companies, long dis-tance carriers, telecommunications equipment makers and cellu-lar telecommunications companies. Also, Securities of cable and television companies, as well as computer and other commu-nications companies engaged in telecommunications activities may be included in the Portfolio of the Trust.

          Certain Risks Affecting Securities of Telecommunica-tions Issuers. The Trust's assets are concentrated in Securi-ties of issuers in the telecommunications and communications industries and, as a result, the value of the Units of the Trust will be susceptible to factors affecting such industries. The telecommunications and communications industries are sub-ject to governmental regulation and the products and services of companies in such industries may be subject to rapid obso-lescence. These factors could affect the value of the Units. Telephone companies in the United States, for example, are sub-ject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. In addition, federal communications laws regarding the cable television industry have recently been amended to eliminate government regulation of cable television rates where competi-tion is present and allow rates to be dictated by market condi-tions. In the absence of competition, however, rates shall be regulated by federal and state governments to protect the in-terest of subscribers. Certain types of companies represented in the Portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and such companies' securities are sub-ject to rapid price volatility. While the Portfolio of the Trust will concentrate on the securities of established suppli-ers of traditional telecommunications and communication prod-ucts and services, the Trust may invest in smaller telecommuni-cations and communications companies which may benefit from the development of new products and services. These smaller compa-nies may present greater opportunities for capital apprecia-tion, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in more limited volume than the secu-rities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctu-ate to a greater degree than the prices of securities of other issuers.

          There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent.

Objective and Securities Selection

          The objectives of the Trust are to provide capital appreciation potential and current income during the seven years after the Date of Deposit through an investment in a fixed diversified portfolio of Securities chosen in the manner described in the "Summary of Essential Information", herein. There is, of course, no guarantee that the Trust's objectives will be achieved.

          The Trust consists of such of the Securities listed under "Schedule of Portfolio Securities" as may continue to be held from time to time in the Trust and any additional Securi-ties acquired and held by the Trust pursuant to the provisions of the Indenture and Agreement together with undistributed in-come therefrom and undistributed and uninvested cash realized from the disposition of Securities (see: "Administration of the Trust"). Neither the Sponsor nor the Trustee shall be li-able in any way for any default, failure or defect in any of the Securities. However, should any contract deposited hereun-der fail and no substitute Security be acquired pursuant to the provisions of the Indenture and Agreement, the Sponsor shall cause to be refunded the sales charge relating to such Secu-rity, plus the pro rata portion of the cost to the Sponsor of the failed contract listed under "Schedule of Portfolio Securi-ties". (See: "Administration of the Trust -- Portfolio Super-vision".)

          Because certain Securities from time to time may be sold or their percentage reduced under certain circumstances described herein, and because additional Securities may be de-posited into the Trust from time to time, no assurance can be given that the Trust will retain for any length of time its present size and composition (see: "Administration of the Trust -- Portfolio Supervision", herein).

          The Trust is organized as a unit investment trust and not as a management investment company. Therefore, neither the Trustee nor the Sponsor has the authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value and, further, the Trust's Securities may be disposed of only under limited circumstances. (See: "Administration of the Trust -- Portfo-lio Supervision".)

          There is no assurance that any dividends will be de-clared or paid in the future on the Securities initially depos-ited or to be deposited subsequently in the Trust.

Distributions

          Record Dates and the Distribution Dates are set forth under "Summary of Essential Information". The distributions will be an amount equal to such Unit Holder's pro rata portion of the amount of dividend income received by the Trust and pro-ceeds of the sale of Securities, including capital gains, not used for the redemption of Units (less the Trustee's fees, Sponsor's portfolio supervision fees and expenses). Distribu-tions for the account of beneficial owners of Units registered in "Street name" and held by the Sponsor will be made to the investment account of such beneficial owners maintained with the Sponsor. Under certain circumstances, the Trustee may make additional distributions in any calendar year in order to avoid the imposition of Federal or state excise taxes or to continue or otherwise maintain the Trust's qualification as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (see: "Tax Status of the Trust").

                    TAX STATUS OF THE TRUST

          The following discussion offers only a brief outline of the federal income tax consequences of investing in the Trust. Investors should consult their own tax advisors for more detailed information and for information regarding the im-pact of state, local or foreign taxes upon such an investment.

          The Trust intends to qualify as and elect to be a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, to qualify as a regulated investment company for a taxable year the Trust must derive at least 90% of its income from certain specified sources, including interest, dividends, gains from the disposition of securities, and other income derived with respect to its business of investing in securities. In addi-tion, the Trust must meet certain diversification criteria re-garding Trust investment, and must distribute annually at least 90% of its investment company taxable income. For any year in which the Trust qualifies for taxation as a regulated invest-ment company, (a) the Trust is not taxed on income distributed to its shareholders in the form of dividends or capital gains distributions and (b) if the Trust is the record holder of stock on the record date for a dividend payable with respect to that stock, the dividend must be included in the gross in-come of the Trust as determined for federal income tax purposes on the later of (1) the date the stock became ex-dividend with respect to such dividend or (2) the date the Trust acquired the stock. If, in any taxable year, the Trust were to fail to qualify as a regulated investment company under the Code, the Trust would be taxed for that year in the same manner as an or-dinary corporation and distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of a failure to qualify as a regu-lated investment company for a taxable year, that year's Trust distributions, to the extent derived from current or accumu-lated earnings and profits, would be taxable to the recipient shareholders as ordinary income dividends, even if those dis-tributions might otherwise have been considered distributions of capital gains.

          If the Trust fails to distribute in each calendar year, at least (i) 98% of its ordinary income for such calendar year and (ii) 98% of its capital gain net income (both long-term and short-term) for the 12 months ended October 31 of such calendar year (or December 31, if the Trust qualifies to so elect and does so), the Trust will be subject to a 4% excise tax on the undistributed income if income tax is not imposed on such income in the hands of the Trust. In addition, the Trust will be subject to such excise tax on any portion (not taxed to the Trust) of the respective 2% balances which are not distrib-uted during the succeeding calendar year.

          If the Trust fails to qualify as a regulated invest-ment company for any year, it must pay out its earnings and profits accumulated in that year (less the interest charge men-tioned below, if applicable) and may be required to pay an in-terest charge to the Treasury on 50% of such earnings and prof-its before it can again qualify as a regulated investment com-pany.

          Generally, distributions paid by the Trust, whether or not reinvested, are treated as received in the taxable year of the distribution; however, any amounts designated for dis-tribution by the Trust with respect to October, November or De-cember of any calendar year as payable to Unit Holders of rec-ord on a specified date in such a month and which are actually paid during January of the following year, will be treated as received on December 31 of the preceding year. The Indenture and Agreement require current distribution to Unit Holders of the entire net income and net capital gain, if any, of the Trust and cash proceeds of redemptions, mergers, liquidations of issuers or sales representing recovery of cost (to the ex-tent that the proceeds of sales or other dispositions are not reinvested or used to redeem Units) of underlying Securities in the Trust. (See: "Sponsor -- Responsibility".) In kind receipts of the Trust in mergers and liquidations may be either retained or sold and the proceeds, if sold, will be either
(i) distributed to Unit Holders or (ii) retained by the Trustee with the proceeds of such sale credited to the Income and/or Principal Accounts and (unless applied for the purchase of se-curities pursuant to the Indenture and Agreement) distributed to Unit Holders in the manner provided in the Indenture and Agreement. Securities received in a liquidation or merger will not be retained if such retention would jeopardize the charac-terization of the Trust as a regulated investment company for federal income tax purposes.

          Distributions to Unit Holders (other than capital gains distributions) will be taxable as ordinary income to such Unit Holders to the extent paid from interest, dividends and net short-term capital gain includible in the Trust's gross in-come for the taxable year with respect to which the distribu-tion is made less the sum of the Trust's allocable deductible expenses. To the extent that distributions to a Unit Holder with respect to any year are not taxable as ordinary income or as capital gain distributions, the amount of such distributions will be treated as a return of capital and will reduce the Unit Holder's basis in its Units and, to the extent that they exceed its basis, will generally be taxed as a capital gain.

          Income received by the Trust may be subject to with-holding and other taxes imposed by foreign jurisdictions. In some instances, these taxes are limited by treaty between the United States and the relevant foreign jurisdiction. Treaty benefits may be available to the Trust to the same extent as they would be to individual U.S. shareholders. However, in some situations the Trust will be eligible for such benefits only if it can establish that a minimum specified percentage of the capital of the Trust is owned directly or indirectly by in-dividual residents or citizens of the United States.

          It is anticipated that part of the distributions of the Trust will be taxable as ordinary income to Unit Holders and that, under present law, distributions attributable to dividends from domestic corporations constitute dividends for purposes of the 70% deduction allowed to certain corporations with respect to dividends received, as discussed below. This deduction is allowed to corporations other than corporations, such as "S" corporations, which are not eligible for such de-duction because of their special characteristics. Dividends received by corporations are not deductible for purposes of special taxes such as the accumulated earnings tax and the per-sonal holding company tax. Distributions attributable to dividends on ADRs will not qualify for the 70% dividends-received deduction.

          Under existing law, only that amount of the Trust's dividend distributions (exclusive of capital gain dividends) that are designated as dividends by the Trust and which do not exceed the aggregate amount of dividends received by the Trust will qualify for the 70% dividends-received deduction for cor-porations. Dividends received by the Trust will be considered dividends for this purpose only if such dividends are received from domestic corporations and would qualify for the 70% divi-dends-received deduction if such deduction were available to regulated investment companies.

          Individual investors should note that the Code places a floor of 2% of adjusted gross income on miscellaneous item-ized deductions, including investment expenses. The Code di-rects the Secretary of the Treasury to prescribe regulations prohibiting indirect deduction through a pass-through entity (such as the Trust) of amounts not allowable as a deduction un-der this rule if paid or incurred directly by an individual.

          Temporary Regulations applicable to "nonpublicly of-fered regulated investment companies" have been issued. Under these temporary regulations, in general, (i) specified expenses of the regulated investment company or, at the election of the regulated investment company, 40% of its expenses, exclusive of expenses which are specifically excluded from miscellaneous itemized deductions if incurred by an individual, are allocated among those of its shareholders who are "affected investors" (i.e., individuals, estates, trusts and pass-through entities having such shareholders) and (ii) such investors are treated as having received or accrued dividends in an aggregate amount equal to the investor's share of such expenses and to have in-curred investment expenses in the same aggregate amount. These computations are made on a calendar year basis and the alloca-tion of such expenses among affected investors may be done by the regulated investment company on any reasonable basis (which basis, if utilizing distributions to affected investors, may exclude some of such distributions).

          The Code provides, however, that the 2% floor rule will not apply to indirect deductions through a publicly of-fered regulated investment company. The term "publicly offered regulated investment company" is defined as meaning a regulated investment company the shares of which are "continuously of-fered" or regularly traded on an established securities market or "held by or for no fewer than 500 persons at all times dur-ing the taxable year." The Sponsor is unable to state whether or not the Trust will qualify in the future for treatment as a "publicly offered regulated investment company."

          Gain or loss will be realized by each Unit Holder to the extent that the proceeds of redemption (or distributions received upon liquidation of its Units) exceed or are less than the Unit Holder's tax cost basis of its Units which are re-deemed (or in respect of which the liquidating distributions are made). Distributions in kind are taken into account for this purpose at their fair market value when distributed.

          Distributions of net capital gain (designated as such by the Trust) will be taxable to Unit Holders as long-term capital gains regardless of the length of time the Units have been held by a Unit Holder. A redemption of Units will be a taxable event for a Unit Holder and, depending on the circum-stances, may give rise to gain or loss. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 20%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

          The Trust expects to purchase and sell ADRs by paying and receiving U.S. dollars. Dividends received by the Trust will also be received in U.S. dollars which are expected to have been converted from local currency into U.S. dollars on the same day as received by the ADR custodian. Consequently, the Trust does not expect to realize foreign currency exchange rate gains or losses.

          The Code disallows the dividends-received deduction in full for corporations with respect to stock, including Trust Units (which are considered as stock for this purpose) held for 45 days or less (90 days or less in the case of certain prefer-ence stock) exclusive of days on which the holder's risk of loss is diminished. Sections 246 and 246A of the Code also contain limitations on the eligibility of dividends for the 70% dividends-received deduction (in addition to the limitation discussed above). These limitations may be applicable to divi-dends received by a Unit Holder depending on the Unit Holder's individual circumstances. Accordingly, Unit Holders which are corporations should consult their own tax advisors in this re-gard.

          Information with respect to the Federal income tax status of each year's distributions will be supplied to Unit
Holders.

          The Trust is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to holders of Trust Units who fail to provide the Trust with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Reve-nue Service that they are subject to backup withholding.
Backup withholding is not an additional tax. Any amounts with-held may be credited against U.S. federal income tax liability of a holder of a Trust Unit.

          Federal withholding taxes at a 30% rate or a lesser rate established by treaty will generally apply to distribu-tions (other than distributions designated by the Trust as capital gain dividends) made to Unit Holders that are nonresi-dent aliens or foreign partnerships, trusts or corporations un-less the distributions constitute income effectively connected with the conduct of a trade or business within the United States by the distributee.

          The value of Units held by an individual non-resident alien, even though he is a non-resident at his death, will be includible in his gross estate for U.S. federal estate tax pur-poses.

          Investors are advised to consult their own tax advis-ers with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local or foreign tax consequences to them of an investment in Trust Units.

          Units of the Trust may be suited for purchase by In-dividual Retirement Accounts and pension plans, profit sharing and other qualified retirement plans. Investors considering participation in any such plan should consult their attorneys or other tax advisors with respect to the establishment and maintenance of any such plan.

                   PUBLIC OFFERING OF UNITS

Public Offering Price

          The Public Offering Price of the Units is calculated daily, and is computed by adding to the aggregate market value of the Portfolio Securities (as determined by the Trustee) next computed after receipt of a purchase order, divided by the num-ber of Units outstanding, the sales charge shown in "Summary of Essential Information". After the initial Date of Deposit, a proportionate share of amounts in the Income and Principal Ac-counts or amounts receivable in respect of stocks trading ex-dividend (other than money required to be distributed to Unit Holders on a Distribution Date and money required to redeem tendered Units) on the date of purchase of Units is added to the Public Offering Price. In the event a stock is trading ex-dividend at the time of deposit of additional Securities, an amount not to exceed the dividend that would be received if such stock were to receive a dividend will be added to the Pub-lic Offering Price. The sales charge will decline over the life of the Trust in the manner described in "Summary of Essen-tial Information -- Public Offering Price". The Public Offer-ing Price per Unit is calculated to five decimal places and rounded up or down to four decimal places. The Public Offering Price on any particular date will vary from the Public Offering Price on September 8, 1998 (set forth in the "Summary of Essen-tial Information", herein) in accordance with fluctuations in the aggregate market value of the Securities, the amount of available cash on hand in the Trust and the amount of certain accrued fees and expenses.

          As more fully described in the Indenture and Agree-ment, the aggregate market value of the Securities is deter-mined on each business day by the Trustee based on closing prices on the day the valuation is made or, if there are no such reported prices, by taking into account the same factors referred to under "Redemption -- Computation of Redemption Price". Determinations are effective for transactions effected subsequent to the last preceding determination.

Public Distribution

          Units issued on the Date of Deposit and Additional Units issued in respect of additional deposits of Securities will be distributed to the public by the Sponsor and through dealers at the Public Offering Price determined as provided above. Unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price determined as provided above.

          The Sponsor intends to qualify Units in states se-lected by the Sponsor for sale by the Sponsor and through deal-ers who are members of the National Association of Securities Dealers, Inc. In addition, sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or re-mitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capacity in connection with the purchase of Units. The Glass-Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible un-der this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State. The Sponsor reserves the right to re-ject, in whole or in part, any order for the purchase of Units.

Secondary Market

          While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary mar-ket for Units of this series of the Morgan Stanley Dean Witter Select Equity Trust and to continuously offer to repurchase Units from Unit Holders at the Sponsor's Repurchase Price. The Sponsor's Repurchase Price is computed by adding to the aggre-gate value of the Securities in the Trust, any cash on hand in the Trust including dividends receivable on stocks trading ex-dividend (other than money required to redeem tendered Units and cash deposited by the Sponsor to purchase Securities or cash held in the Reserve Account) and deducting therefrom ex-penses of the Trustee, Sponsor, counsel and taxes, if any, and cash held for distribution to Unit Holders of record as of a date on or prior to the evaluation; and then dividing the re-sulting sum by the number of Units outstanding, as of the date of such computation. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repur-chased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Pub-lic Offering Price. Any profit or loss resulting from the re-sale of such Units will belong to the Sponsor.

          If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasion-ally, from time to time, or permanently, discontinue the repur-chase of Units of this series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repur-chase Units at the "Redemption Price". Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

          The Sponsor receives a sales charge on Units sold to the public and to dealers. The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust. The Sponsor may realize a similar profit (or loss) in connection with each additional deposit of Securities. In addition, the Sponsor may have acted as broker in transactions relating to the purchase of Securities for deposit in the Trust. During the initial public offering period the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the prices of the Securities in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business and may be of benefit to the Sponsor.

          The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units (such prices include a sales charge) or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

          Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discon-tinue the discount altogether.

          The sales charge of 2.50% of the Public Offering
Price will be reduced pursuant to the following graduated scale for sales to any person of at least $250,000.

                              Percent of     Percent of
                           Public Offering   Net Amount     Dealer
Aggregate Value of Units        Price         Invested   Concession


$750,000 to $999,999.....         2.25%        2.302%       1.46%
$1,000,000 to $2,499,999.         1.75%        1.781%       1.14%
$2,500,000 to $4,999,999.         1.25%        1.266%       0.18%
$5,000,000 or more.......         0.75%        0.756%       0.49%

          The reduced sales charges as shown on the chart above will apply to all purchases of Units of this Trust only on any one day by the same person, partnership or corporation (other than a dealer), in the amounts stated herein.

          Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 years are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applica-ble to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or sin-gle fiduciary account.

          Sales to Dealers will be made at prices which include a concession as shown on the chart above. Dealers purchasing certain dollar amounts of Units during the life of the Trust will be entitled to additional concession benefits. The dealer concession for secondary market sales may differ from the con-cessions set forth in the above schedule. The Sponsor reserves the right, at any time, to change the level of dealer conces-sions.

                        EXCHANGE OPTION

          Unit Holders of any Morgan Stanley Dean Witter Trust or any holders of Units of any other unit investment trust (collectively, "Holders") may elect to exchange any or all of their units of each series of the Morgan Stanley Dean Witter Select Equity Trust for units of one or more of any series of the Morgan Stanley Dean Witter Select Equity Trust or for units of any additional Morgan Stanley Dean Witter Trusts, that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such Units may be acquired at prices based on reduced sales charges per Unit. The purpose of such reduced sales charges is to permit the Sponsor to pass on to the Holder who wishes to exchange Units the cost savings re-sulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, finan-cial planning and operational expense required for the Exchange Option. The following Exchange Trusts are currently available: the Morgan Stanley Dean Witter Select Municipal Trust, the Dean Witter Select Government Trust, the Morgan Stanley Dean Witter Select Equity Trust, the Dean Witter Select Corporate Trust and the Dean Witter Select Investment Trust.

          Each Exchange Trust has a different investment objec-tive; a Holder should read the prospectus for the applicable
Exchange Trust carefully to determine the investment objective prior to exercise of this option.

          This option will be available provided the Sponsor maintains a secondary market in units of the applicable Ex-change Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Holder is a resident. While it is the Sponsor's present intention to maintain a secondary mar-ket for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Holder wishes to sell or exchange its Units; thus, there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not avail-able to a Unit Holder at the time such Unit Holder wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to its Units without fur-ther instruction from the Unit Holder.

          Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permit-ted to make up any difference between the amount representing the Units being submitted for exchange and the amount repre-senting the units being acquired up to the next highest number of whole units.

          An exchange of Units pursuant to the Exchange Option will constitute a "taxable event" under the Code, i.e., a

Holder will recognize gain or loss at the time of exchange. A Unit Holder who exchanges Units of one Trust for units of an-other Trust should consult his or her tax advisor regarding the extent to which such exchange results in the recognition of a loss for Federal and/or state or local income tax purposes.

          To exercise the Exchange Option, a Unit Holder should notify the Sponsor of its desire to use the proceeds from the sale of its Units to purchase units of one or more of the Ex-change Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Holder may select the series or group of series for which such Units are to be exchanged. The Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

          The exchange transaction will operate in a manner es-sentially identical to any secondary market transaction, i.e., Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the evaluation per unit of the securities in that Portfolio, plus accrued interest and the applicable sales charge of $25 per Unit (or per 100 Units in the case of a unit priced at about $10.00 or per 1,000 Units in the case of a unit priced at about $1.00) or 2.5% of the Public Offering Price where the cost per unit is signifi-cantly less than $1.00. If a Unit Holder has held its Units for less than a five-month period, the sales charge shall be the greater of (i) $25 or (ii) the difference between the original sales charge on the Units owned and the sales charge on the Exchange Trust.

                     REINVESTMENT PROGRAM

          Distributions, if any, are made to Unit Holders quar-terly. The Unit Holder has the option, however, of either re-ceiving his quarterly check from the Trustee or participating in the reinvestment program offered by the Sponsor under which the distributions are automatically reinvested in Additional Units of the Trust without a sales charge. Participation in the reinvestment program is conditioned on such program's law-ful qualification for sale in the state in which the Unit Holder is a resident. A Unit Holder's election to participate in the reinvestment program will apply to all Units of this se-ries of the Trust owned by such Unit Holder. Once the rein-vestment election has been chosen by the Unit Holder, such election will remain in effect until changed by the Unit Holder. The Sponsor may suspend or terminate the reinvestment program at its discretion. Thereafter, distributions received by the Trust would be distributed quarterly to all Unit Hold-ers.

          Such distributions, to the extent reinvested in the Units of the Trust, will be used by the Trustee at the direc-tion of the Sponsor in one or both of the following manners.
(i) The distributions may be used by the Trustee to purchase Units of this Series of the Trust held in the Sponsor's inven-tory. The purchase price payable by the Trustee for each of such Units will be equal to the applicable Trust evaluation per Unit on (or as soon as possible after) the close of business on the Distribution Date. The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders par-ticipating in the Program. (ii) If there are no Units in the Sponsor's inventory, the Sponsor may purchase additional Secu-rities in order to maintain, as closely as practical, the pro-portionate relationship between the Securities in the Trust at the time of creation of the additional Units. The additional securities will be deposited by the Sponsor with the Trustee in exchange for new Units. The distributions may then be used by the Trustee to purchase the new Units from the Sponsor. The price for such new Units will be the applicable Trust evalua-tion per Unit on (or as soon as possible after) the close of business on the Distribution Date. (See: "Public Offering -- Public Offering Price".) The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders par-ticipating in the Program.

          No fractional Units will be issued under any circum-stances. If, after the maximum number of full Units have been issued or credited at the applicable price, there remains a portion of the distribution which is not sufficient to purchase a full Unit as such price, the Trustee shall hold such cash for the benefit of such Unit Holder and shall apply such cash on the next Distribution Date, along with any distributions then made, toward the purchase of additional full Units in accor-dance with the Program. The cost of administering the program will be borne by the Trust and thus will be borne indirectly by all Unit Holders.

          A Unit Holder may, by contacting such Unit Holder's broker or filing with the Trustee a written notice of election at least ten days before the Record Date for the first distri-bution to which it is to apply, elect to have distributions, if any, reinvested in Additional Units of the Trust. An election may be revoked upon similar notice.

                          REDEMPTION

Right of Redemption

          One or more Units represented by a Certificate may be redeemed at the Redemption Price upon tender of such Certifi-cate to the Trustee at its unit investment trust office in the City of New York, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee (as set forth in the Certificate), and executed by the Unit Holder or its authorized attorney. A Unit Holder may tender its Units for redemption at any time after the settlement date for pur-chase, whether or not it has received a definitive Certificate. The Redemption Price per Unit is calculated as set forth under "Computation of Redemption Price", herein. There is no sales charge incurred when a Unit Holder tenders its Units to the Trustee for redemption.

          On the seventh calendar day following the tender to the Trustee of Certificates representing Units to be redeemed (or if the seventh calendar day is not a business day, on the first business day prior thereto) the Unit Holder will be enti-tled to receive monies per Unit equal to the Redemption Price per Unit as determined by the Trustee as of the Evaluation Time on the date of tender. The date of tender is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

          During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the next business day following such presentation.

          Units will be redeemed by the Trustee solely in cash for any one Unit Holder tendering less than 25,000 Units. With respect to redemption requests regarding at least 25,000 Units, the Sponsor may determine, in its discretion, to direct the Trustee to redeem Units "in kind" by distributing Portfolio Se-curities to the redeeming Unit Holder. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then main-taining a secondary market in Units of the Trust. Unit Holders redeeming "in kind" will receive an amount and value of Trust Securities per Unit equal to the Redemption Price Per Unit as determined as of the Evaluation Time next following the tender as set forth herein under "Computation of Redemption Price" be-low. The distribution "in kind" for redemption of Units will be held by the Trustee for the account of, and for disposition in accordance with the instructions of, the tendering Unit Holder. The tendering Unit Holder will be entitled to receive whole shares of each of the underlying Portfolio Securities, plus cash equal to the Unit Holder's pro rata share of the cash balance of the Income and Principal Accounts and cash from the Principal Account equal to the fractional shares to which such tendering Unit Holder is entitled. The Trustee, in connection with implementing the redemption "in kind" procedures outlined above, may make any adjustments necessary to reflect differ-ences between the Redemption Price of Units and the value of the Securities distributed "in kind" as of the date of tender. If the Principal Account does not contain amounts sufficient to cover the required cash distribution to the tendering Unit Holder, the Trustee is empowered to sell Securities in the Trust Portfolio in the manner discussed below. A Unit Holder receiving redemption distributions of Securities "in kind" may incur brokerage costs in converting Securities so received into cash.

          The portion of the Redemption Price which represents the Unit Holder's interest in the Income Account shall be with-drawn from the Income Account to the extent available. The balance paid on any redemption, including dividends receivable on stocks trading ex-dividend, if any, shall be drawn from the Principal Account to the extent that funds are available for such purpose. The Trustee is authorized by the Indenture and Agreement to sell Securities in order to provide funds for re-demption. To the extent Securities are sold, the size and di-versity of the Trust will be reduced. Such sales may be re-quired at the time when Securities would not otherwise be sold and might result in lower prices than might otherwise be real-ized. The Redemption Price received by a tendering Unit Holder may be more or less than the purchase price originally paid by such Unit Holder, depending on the value of the Securities in the Portfolio at the time of redemption. Moreover, due to the minimum lot size in which Securities may be required to be sold, the proceeds of such sales may exceed the amount neces-sary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unit Holders of record on the next Distribution Date.

          Securities to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. If not so instructed by the Sponsor, the Trustee will select the Secu-rities to be sold so as to maintain, as closely as practicable, the proportionate relationship between the number of shares of each Security in the Trust.

Computation of Redemption Price

          The Trust Evaluation per Unit is determined as of the Evaluation Time stated under "Summary of Essential Informa-tion", above, and (a) semiannually, on the last business day of each of the months of June and December, (b) on the day on which any Unit of the Trust is tendered for redemption (unless tender is made after the Evaluation Time on such day, in which case Tender shall be deemed to have been made on the next day subsequent thereto on which the New York Stock Exchange is open for trading) and (c) on any other business day desired by the Sponsor or the Trustee, (1) by adding:

          a. The aggregate value of Securities in the Trust, as determined by the Trustee;

          b. Cash on hand in the Trust, including dividends receivable on stocks trading ex-dividend, other than money deposited to purchase Securities or money credited to the Reserve Account;

          c.   All other assets of the Trust;

          (2) and then, by deducting from the resulting figure; amounts representing any applicable taxes or governmental charges payable by the Trust for the purpose of making an addi-tion to the reserve account (as defined in the Indenture and Agreement, the "Reserve Account"), amounts representing esti-mated accrued fees and expenses of the Trust (including legal and auditing expenses), amounts representing unpaid fees of the Trustee, the Sponsor and counsel and monies held to redeem ten-dered Units and for distribution to Unit Holders of record as of a date prior to the determination and then;

          (3) by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation. The resulting figure equals the Redemption Price for each Unit.

          The aggregate value of the Securities shall be deter-mined by the Trustee in good faith in the following manner: If the Securities are listed on one or more national securities exchanges, such valuation shall be based on the closing price on such Exchange which is the principal market thereof deemed to be the New York Stock Exchange if the Securities are listed thereon (unless the Trustee deems such price inappropriate as a basis for valuation). If the Securities are not so listed, or, if so listed and the principal market therefor is other than such exchange or there is no closing price on such exchange, such valuation shall be based on the closing price in the over-the-counter market (unless the Trustee deems such price inap-propriate as a basis for valuation) or if there is no such closing price, by any of the following methods which the Trus-tee deems appropriate: (i) on the basis of current bid prices of such Securities as obtained from investment dealers or bro-kers (including the Depositor) who customarily deal in securi-ties comparable to those held by the Trust, or (ii) if bid prices are not available for any of such Securities, on the ba-sis of bid prices for comparable Securities, or (iii) by ap-praisal of the value of the Securities on the bid side of the market or by such other appraisal as is deemed appropriate, or
(iv) by any combination of the above.

Postponement of Redemption

          The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption (i) for any period during which the New York Stock Exchange, Inc. is closed, other than for customary weekend and holiday clos-ings, or (ii) for any period during which, as determined by the Securities and Exchange Commission, either trading on the New York Stock Exchange, Inc. is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (iii) for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                    RIGHTS OF UNIT HOLDERS

Unit Holders

          A Unit Holder is deemed to be a beneficiary of the Trust created by the Indenture and Agreement and vested with all right, title and interest in the Trust created therein. A Unit Holder may at any time tender its Certificate to the Trus-tee for redemption.

          Ownership of Units is evidenced by registered Cer-tificates of Beneficial Interest issued in denominations of one or more Units and executed by the Trustee and the Sponsor. These Certificates are transferable or interchangeable upon presentation at the unit investment trust office of the Trus-tee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of $2.00, if required by the Trustee, or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

          Under the terms and conditions and at such times as are permitted by the Trustee, Units may also be held in uncer-tificated form. The rights of any holder of Units held in un-certificated form shall be the same as those of any other Unit Holder.

Certain Limitations

          The death or incapacity of any Unit Holder (or the dissolution of the Sponsor) will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding-up of the Trust.

          No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termi-nation of the Trust (see: "Administration of the Trust -- Amendment" and "Administration of the Trust -- Termination", herein). Unit Holders shall have no right to control the op-eration or administration of the Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of the Trust or discharge of the Trustee, all as provided in the Agreement; however, no Unit Holder shall ever be under any liability to any third party for any action taken by the Trustee or Sponsor. Unit Holders will be unable to dispose of any of the Securities in the Portfolio, as such, and will not be able to vote the Se-curities. The Trustee, as holder of the Securities, will have the right to vote all of the voting Securities held in the Trust, and will vote such Securities in accordance with the in-structions of the Sponsor, if given, otherwise the Trustee shall vote as it, in its sole discretion, shall determine.

                     EXPENSES AND CHARGES

Fees

          The Sponsor's fee, earned for portfolio supervisory services, is based upon the largest number of Units outstanding during the computation period. The Sponsor's fee, as set forth under "Summary of Essential Information", may exceed the actual costs of providing portfolio supervisory services for this Trust, but at no time will the total amount the Sponsor re-ceives for portfolio supervisory services rendered to all se-ries of the Morgan Stanley Dean Witter Select Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

          Under the Indenture and Agreement for its services as Trustee, the Trustee receives the fee set forth under "Summary of Essential Information". Certain regular expenses of the Trust, including certain mailing and printing expenses, are borne by the Trust.

          The Sponsor's fee and the Trustee's fees accrue daily but are payable only on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Depart-ment of Labor or, if no longer published, a similar index. The Trustee, pursuant to normal banking procedures, also receives benefits to the extent that it holds funds on deposit in vari-ous non-interest bearing accounts created under the Indenture and Agreement.

Other Charges

          The following additional charges are or may be in-curred by the Trust as more fully described in the Indenture and Agreement: (a) fees of the Trustee for extraordinary serv-ices, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) vari-ous governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trus-tee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, wilful malfeasance or wilful misconduct on its part or reckless disregard of its obligations and duties, (f) indemni-fication of the Sponsor for any losses, liabilities and ex-penses incurred in acting as Sponsor or Depositor under the Agreement without gross negligence, bad faith, wilful malfea-sance or wilful misconduct or reckless disregard of its obliga-tions and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust, (h) brokerage commis-sions or charges incurred in connection with the purchase or sale of Securities and (i) to the extent lawful, expenses (including legal, auditing and printing expenses) of maintain-ing registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust shall be audited not less frequently than annually by in-dependent certified public accountants designated by the Spon-sor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request. The cost of such audit shall be an expense of the Trust.

          The fees and expenses set forth herein are payable out of the Trust and when so paid by or owing to the Trustee are secured by a lien on the Trust. Dividends on the Securi-ties are expected to be sufficient to pay the estimated ex-penses of the Trust. If the balances in the Income and Princi-pal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of the Trust will be reduced and the proportions of the types of Securities may change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum lot size in which Securities may be required to be sold, the proceeds of such sales may exceed the amount nec-essary for the payment of such fees and expenses.

                  ADMINISTRATION OF THE TRUST

Records and Accounts

          The Trustee will keep records and accounts of all transactions of the Trust at its unit investment trust office at 101 Barclay Street, New York, New York 10286. These records and accounts will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders an executed copy of the Indenture and Agreement together with a current list of the Securities then held in the Trust. In con-nection with the storage and handling of certain Securities de-posited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would in-clude safekeeping of the Securities, computer book-entry trans-fer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Secu-rities Exchange Act of 1934.

Distribution

          Dividends payable to the Trust as a holder of record of its Securities are credited by the Trustee to an Income Ac-count, as of the date on which the Trust is entitled to receive such dividends. Other receipts, including return of investment and gain and amounts received upon the sale, pursuant to the Indenture and Agreement, of rights to purchase other Securities distributed in respect of the Securities in the Portfolio, are credited to a Principal Account. A distribution to a Unit Holder as of a Record Date will be made on the following Dis-tribution Date or shortly thereafter and shall consist of such Holder's pro rata share of the distributable cash balance of the Income Account and Principal Account. Proceeds received from the disposition of any of the Securities which are not used for redemption of Units will be held in the Principal Ac-count to be distributed on the Distribution Date following re-ceipt of such proceeds. No distribution need be made from the Principal Account if the balance therein is less than $1.00 per 1,000 Units outstanding. A Reserve Account may be created by the Trustee by withdrawing from the Income or Principal Ac-counts, from time to time, such amounts as it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture are non-interest bearing to Unit Holders.

Portfolio Supervision

          The original proportionate relationship between the number of shares of each Security in the Trust will be adjusted to reflect the occurrence of a stock dividend, a stock split, merger, reorganization or a similar event which affects the capital structure of the issuer of a Security in the Trust but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event.

          The Portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agree-ment. The Sponsor may direct the Trustee to dispose of Securi-ties upon failure of the issuer of a Security in the Trust to declare or pay anticipated cash dividends, institution of cer-tain materially adverse legal proceedings, default under cer-tain documents materially and adversely affecting future decla-ration or payment of dividends, or the occurrence of other mar-ket or credit factors that in the opinion of the Sponsor would make the retention of such Securities in the Trust detrimental to the interests of the Unit Holders or if the disposition of such Securities is desirable in order to maintain the qualifi-cation of the Trust as a regulated investment company under the Code. If a failure to declare or pay cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the Indenture provides that the Trustee shall promptly sell such Securities.

          The Sponsor is authorized to instruct the Trustee to reinvest the proceeds of the redemption or sale of any of the Securities in substitute Securities. Moneys held in the Trust to cover the purchase of Securities pursuant to contracts which have failed, may be also reinvested in substitute Securities. The substitute Securities must satisfy certain conditions specified in the Indenture including requirements that the sub-stitute securities shall be selected by the Sponsor from a list of securities maintained by it, and updated from time to time, and that the Securities shall have, in the opinion of the Spon-sor, characteristics sufficiently similar to the characteris-tics of the other Securities in the Trust as to be acceptable for acquisition by the Trust. The purchase price thereof may not exceed the amount of funds reserved for the purchase of Se-curities by the Trustee.

          During the life of the Trust, the Sponsor, as part of its administrative responsibilities, shall conduct reviews to determine whether or not to recommend the disposition of Secu-rities. In addition, the Sponsor shall undertake to perform such other reviews and procedures as it may deem necessary in order for it to give the consents and directions, including di-rections as to voting on the underlying Securities, required by the Indenture and Agreement. For the administrative services performed in making such recommendations and giving such con-sents and directions, and in making the reviews called for in connection therewith the Sponsor shall receive the portfolio supervisory fee referred to under "Summary of Essential Infor-mation".

Voting of the Portfolio Securities

          Pursuant to the Indenture and Agreement, voting rights with respect to the Portfolio Securities and Replacement
Securities, if any, will be exercised by the Trustee in accor-dance with the directions given by the Sponsor.

Reports to Unit Holders

          With each distribution, the Trustee will furnish to Unit Holders a statement of the amount of income and other re-ceipts distributed, including the proceeds of the sale of the Securities, expressed in each case as a dollar amount per Unit.

          Within a reasonable period of time after the last business day in each calendar year, but not later than February 15, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a state-ment setting forth:

          1.   As to the Income and Principal Accounts:

               (a) the amount of income received on the Secu-rities;

               (b)  the amount paid for redemption of Units;
               (c)  the deductions for applicable taxes or
                    other governmental charges, if any, and
                    fees and expenses of the Sponsor, the Trus-tee and counsel;

               (d) the amounts distributed from the Income Ac-count;

               (e) any other amount credited or deducted from the Income Account; and

               (f) the net amount remaining after such pay-ments and deductions expressed both as a total dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

          2.   The following information:

               (a)  a list of the Securities as of the last
                    business day of such calendar year;

               (b) the number of Units outstanding as of the last business day of such calendar year;

               (c) the Unit Value (as defined in the Agree-ment) based on the last Evaluation made during such calendar year; and

               (d)  the amounts actually distributed during
                    such calendar year from the Income and
                    Principal Accounts, separately stated, ex-pressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

Amendment

          The Indenture and Agreement may be amended from time to time by the Trustee and the Sponsor or their respective suc-cessors, without the consent of any of the Unit Holders (a) to cure any ambiguity or to correct or supplement any provision contained therein which may be defective or inconsistent with any other provision contained therein; (b) to change any provi-sion thereof as may be required by the Securities and Exchange Commission or any successor governmental agency exercising similar authority; (c) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a regulated investment company under the Code or to prevent the applicability of the 4% excise tax imposed by Sec-tion 4982 of the Code; or (d) to make such other provision in regard to matters or questions arising thereunder as shall not adversely affect the interest of the Unit Holders; provided, that the Indenture and Agreement may also be amended from time to time by the parties thereto (or the performance of any of the provisions of this Indenture may be waived) with the ex-pressed written consent of Unit Holders evidencing 51% of the Units at the time outstanding under the Indenture for the pur-pose of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture and Agree-ment or of modifying in any manner the rights of the Unit Hold-ers; provided, further, however, that the Indenture and Agree-ment may not be amended (nor may any provision thereof be waived) so as to (1) increase the number of Units issuable in respect of the Trust above the aggregate number specified in
Part II of the Reference Trust Agreement or such lesser amount as may be outstanding at any time during the term of the Inden-ture, except as the result of the deposit of Additional Securi-ties, as therein provided, or reduce the relative interest in the Trust of any Unit Holder without his consent, or (2) permit the deposit or acquisition thereunder of securities or other property either in addition to or in substitution for any of the Securities except in the manner permitted by the Trust In-denture as in effect on the date of the first deposit of Secu-rities or permit the Trustee to engage in business or invest-ment activities not specifically authorized in the Indenture and Agreement as originally adopted.

Termination

          The Indenture and Agreement provides that the Trust will be liquidated during the Liquidation Period as set forth under "Summary of Essential Information", herein, and termi-nated at the end of such period. Additionally, if the value of the Trust as shown by any Evaluation is less than forty percent (40%) of the value of the Securities deposited in the Trust on the Date of Deposit and thereafter, the Trustee will, if di-rected by the Sponsor in writing, terminate the Trust. The Trust may also be terminated at any time by the written consent of Unit Holders owning 50% or more of the Units then outstand-ing. Unit Holders will receive their final distributions (that is, their pro rata distributions realized from the sale of Portfolio Securities plus any other Trust assets, less Trust expenses) according to their Election Instructions. The Elec-tion Instructions will provide for the following distribution options: (1) cash distributions; or (2) distributions "in kind" available only to any Unit Holder owning at least 25,000 Units. Unit Holders who do not tender properly completed Elec-tion Instructions to the Trustee will be deemed to have elected a cash distribution.

          Cash or "In Kind" Distributions. Unit Holders hold-ing less than 25,000 Units will receive distributions in re-spect of their Units at termination solely in cash. Unit Hold-ers holding at least 25,000 Units may indicate to the Trustee that they wish to receive termination distributions "in kind", by returning to the Trustee properly completed Election In-structions distributed by the Trustee to such Unit Holders of record 45 days prior to the Termination Date. The Trustee will duly honor such election instructions received on or before the In-Kind Distribution Date. Such Unit Holder will be entitled to receive whole shares of each of the underlying Portfolio Se-curities and cash from the Principal Account equal to the frac-tional shares to which such tendering Unit Holder is entitled. A Unit Holder receiving distributions of Securities "in kind" may incur brokerage costs in converting Securities so received into cash. The Trustee will transfer the Securities to be de-livered "in kind" to the account of, and for disposition in ac-cordance with the instructions of, the Unit Holder.

          Method of Securities Disposal. The Trustee will be-gin to sell the remaining Securities held in the Trust on the next business day following the In-Kind Distribution Date. Since the Trust is not managed, Securities in the Portfolio must be sold in accordance with the Indenture, which provides for sales over a period of days or on any one day during the Liquidation Period set forth in the "Summary of Essential In-formation". Daily proceeds of such sales will be deposited into the Trust, will be held in a non-interest bearing account until distributed and will be of benefit to the Trustee. The sales of Portfolio Securities may tend to depress the market prices for such Securities and thus reduce the proceeds avail-able to Unit Holders. The Sponsor believes that gradual liqui-dation of Securities during the Liquidation Period may mitigate negative market price consequences stemming from the trading of large volumes of Securities over a short period of time. There can be no assurance, however, that such procedures will effec-tively mitigate any adverse price consequences of heavy volume trading or that such procedures will produce a better price for Unit Holders than might have been obtained had all the Securi-ties been sold on one particular day during the Liquidation Pe-riod.

          The Trustee will, after deduction of brokerage charges and costs incurred in connection with the sale of Secu-rities, any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other gov-ernmental charges that may be payable by the Trust, distribute to each Unit Holder, upon surrender for cancellation of its Certificate after due notice of such termination, such Unit Holder's pro rata share in the Income and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the amount paid by such Unit Holder for Units.

              RESIGNATION, REMOVAL AND LIABILITY

Regarding the Trustee

          The Trustee shall be under no liability for any ac-tion taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securi-ties in the Trust, nor shall the Trustee be liable or responsi-ble in any way for depreciation or loss incurred by reason of the disposition of any Securities by the Trustee. However, the Trustee shall be liable for wilful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Indenture and Agreement. In the event of a failure of the Sponsor to act, the Trustee may act under the Indenture and Agreement and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon the Trust or in respect of the Securities or the interest thereon. The Indenture and Agreement also contain other customary provi-sions limiting the liability of the Trustee and providing for the indemnification of the Trustee for any loss or claim accru-ing to it without gross negligence, bad faith, wilful miscon-duct, wilful misfeasance or reckless disregard of its duties and obligations under the Agreement on its part.

          The Trustee or any successor may resign by executing an instrument in writing, filing the same with the Sponsor and mailing a copy of such notice of resignation to all Unit Hold-ers then of record. Upon receiving such notice the Sponsor will use its best efforts to appoint a successor Trustee promptly. If the Trustee becomes incapable of acting or be-comes bankrupt or its affairs are taken over by public authori-ties, or if the Trustee has materially failed to perform its duties under the Indenture and Agreement and the interest of the Unit Holders has been impaired as a result, the Sponsor may remove the Trustee and appoint a successor as provided in the Agreement. If within 30 days of the resignation of a Trustee no successor has been appointed or, if appointed, has not ac-cepted the appointment, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a suc-cessor. The resignation or removal of a Trustee becomes effec-tive only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a suc-cessor Trustee.

Regarding the Sponsor

          The Sponsor shall be under no liability to the Trust or to Unit Holders for taking any action or for refraining from any action in good faith or for errors in judgment. Nor shall the Sponsor be liable or responsible in any way for deprecia-tion or loss incurred by reason of the disposition of any Secu-rity. The Sponsor will, however, be liable for its own wilful misfeasance, wilful misconduct, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement.

          If at any time the Sponsor shall resign under the Agreement or shall fail or be incapable of performing its du-ties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Agreement directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust Indenture and Agreement and the Trust and liquidate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                         MISCELLANEOUS

Sponsor

          Dean Witter Reynolds Inc. ("Dean Witter") is a corpo-ration organized under the laws of the State of Delaware and is a principal operating subsidiary of Morgan Stanley Dean Wit-ter & Co. ("MSDW" formerly known as Morgan Stanley Dean Witter, Discover & Co.), a publicly-held corporation. On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former Parent com-pany and Morgan Stanley Group Inc. merged to form MSDW. Dean Witter is a financial services company that provides to its in-dividual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a mem-ber firm of the New York Stock Exchange, the American Stock Ex-change, other major securities exchanges and the National Asso-ciation of Securities Dealers. Dean Witter is currently serv-icing its clients through a network of more than 350 domestic and international offices with approximately 10,000 account ex-ecutives servicing individual and institutional client ac-counts.

Trustee

          The Trustee is The Bank of New York with its princi-pal place of business at 48 Wall Street, New York, New York 10286 and its unit investment trust office at 101 Barclay Street, New York, New York 10286. The Trustee is organized un-der the laws of the State of New York, is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. Unit Holders should direct inquiries regarding distributions, address changes and other matters relating to the administration of the Trust to the Trustee at Unit Investment Trust Division,
P.O.Box 974, Wall Street Station, New York, New York 10268-0974.

Legal Opinions

          The legality of the Units offered hereby has been passed upon by Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York
10005, as special counsel for the Sponsor.

                           AUDITORS

          The Statement of Financial Condition and Schedule of Portfolio Securities of this series of the Morgan Stanley Dean Witter Select Equity Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public ac-countants, as stated in their report as set forth in this Pro-spectus, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT



THE UNIT HOLDERS, SPONSOR AND TRUSTEE
MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
TELECOMMUNICATIONS PORTFOLIO SERIES 1


We have audited the statement of financial condition and schedule of portfolio securities of the Morgan Stanley Dean Witter Select Equity Trust Telecommunications Portfolio Series 1 as of June 30, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1998 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Morgan Stanley Dean Witter Select Equity Trust Telecommunications Portfolio Series 1 as of
June 30, 1998, and the results of its operations and the changes in its net assets for each of the three years in the period then ended and in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




August 20, 1998
New York, New York







                            F-1
</AUDIT-REPORT>

                     STATEMENT OF FINANCIAL CONDITION

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998


                              TRUST PROPERTY

Investments in securities at market value (cost
  $107,945,666) (Note (a) and Schedule of Portfolio
  Securities Notes (1) and (2))                                 $200,841,550

Accrued dividend receivable                                          602,717

Receivable from Broker                                               232,870

Cash                                                                  45,345

           Total                                                 201,722,482


                         LIABILITY AND NET ASSETS

Less Liability:

   Payable to Unitholders                                            237,432


Net Assets:

   Balance applicable to 112,498,524 Units of fractional undivided interest outstanding
     (Note (c)):

      Capital, plus net unrealized market
        appreciation of $92,895,884               $200,841,550

      Undistributed principal and net
        investment income (Note (b))                   643,500


            Net assets                                          $201,485,050

Net asset value per Unit ($201,485,050 divided
  by 112,498,524 Units)                                         $     1.7910




                    See notes to financial statements

                         STATEMENTS OF OPERATIONS

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1



                                           For the years ended June 30,
                                         1998          1997          1996

Investment income - dividends         $ 5,114,451   $ 5,836,242   $ 7,237,505

Less Expenses:

   Trustee's fees and expenses            162,269       215,990       205,638

   Sponsor's fees                          29,894        34,946        42,125

           Total expenses                 192,163       250,936       247,763

           Investment income - net      4,922,288     5,585,306     6,989,742

Net gain on investments:

   Realized gain on securities sold
     or redeemed                       19,639,903    11,718,837     5,622,054

   Net unrealized market appre-
     ciation                           31,125,636    20,407,304    33,253,395

           Net gain on investments     50,765,539    32,126,141    38,875,449

Net increase in net assets
  resulting from operations           $55,687,827   $37,711,447   $45,865,191




                    See notes to financial statements

                   STATEMENTS OF CHANGES IN NET ASSETS

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1



                                          For the years ended June 30,
                                       1998           1997           1996

Operations:

   Investment income - net         $  4,922,288   $  5,585,306   $  6,989,742

   Realized gain on securities
     sold or redeemed                19,639,903     11,718,837      5,622,054

   Net unrealized market
     appreciation                    31,125,636     20,407,304     33,253,395

           Net increase in net
             assets resulting
             from operations         55,687,827     37,711,447     45,865,191


Less Distributions to Unit Holders:

   Principal                        (12,759,365)    (7,899,451)    (3,200,538)

   Investment income - net           (5,194,475)    (5,334,838)    (7,386,292)

           Total distributions      (17,953,840)   (13,234,289)   (10,586,830)


Less Capital Share Transactions:

   Creation of 7,125,000 Units,
     6,000,000 Units and
     5,250,000 Units, respec-
     tively                          10,984,199      7,984,861      6,418,383

   Redemption of 23,044,916 Units,
     34,191,973 Units and
     38,388,972 Units, respec-
     tively                         (36,604,973)   (44,461,689)   (45,191,153)

   Accrued dividend on redemption      (178,154)      (263,307)      (306,511)

           Total capital share
             transactions           (25,798,928)   (36,740,135)   (39,079,281)

Net increase (decrease) in net
  assets                             11,935,059    (12,262,977)    (3,800,920)

Net assets:

   Beginning of year                189,549,991    201,812,968    205,613,888

   End of year (including undis-
     tributed principal and net
     investment income of
     $643,500, $1,105,441 and
     $1,114,402, respectively)     $201,485,050   $189,549,991   $201,812,968


                    See notes to financial statements

                      NOTES TO FINANCIAL STATEMENTS

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998



(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1)  Basis of Presentation

     The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. Under the Securities Act of 1933 ("the
Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2)  Investments

     Investments are stated at market value as determined by the Trustee, based on the closing price on the New York Stock Exchange or the closing sale price on the over-the-counter market, on the last day of trading during the period. The value on the date of initial deposit (July 22, 1993) represents the cost of investments to the Trust based on the closing sale price on the New York Stock Exchange or the closing sale price on the over-the-counter market. The cost of investments purchased subsequent to the date of initial deposit is based on the closing sale price on the New York Stock Exchange or the over-the-counter market on date of purchase.

(3)  Income Taxes

     No provision for Federal income taxes has been made in the accompanying financial statements because the Trust has elected and intends to continue to qualify for the tax treatment applicable to "Regulated Investment Companies" under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to Federal income tax on net income and capital gains that are distributed to Unit Holders.

(4)  Expenses

     The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in this Prospectus.

                      NOTES TO FINANCIAL STATEMENTS

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998



(b)  DISTRIBUTIONS

     Distributions of dividend income and principal, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of net realized capital gains, if any, will be made annually, within 30 days after the end of the Trust's taxable year to Unit holders of record. Record Dates are the first day of March, June, September and December and Distribution Dates are the fifteenth day of such months (or shortly thereafter). Upon termination of the Trust, the Trustee will distribute to each Unit Holder his pro rata share of the Trust's assets, less expenses. (See: "Administration of the Trust - Termination" in this Prospectus.)

(c)  ORIGINAL COST TO INVESTORS

     The original cost to investors represents the aggregate initial public offering price as of the date of deposit (July 22, 1993), computed on the basis set forth under "Public Offering of Units - Public Offering Price" in this Prospectus.

     A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of June 30, 1998 follows:

        Original cost to investors                             $     494,200
        Less:  Gross underwriting commissions (sales charge)         (20,999)
        Net cost to investors                                        473,201
        Cost to investors of Units created during deposit
          period                                                 276,534,346
        Cost of substituted securities                             1,219,879
        Net unrealized market appreciation                        92,895,884
        Cost of securities sold or redeemed                     (170,281,760)
        Net amount applicable to investors                     $ 200,841,550

                      NOTES TO FINANCIAL STATEMENTS

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998



(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during each year:

                                         For the years ended June 30,
                                      1998          1997         1996

       Net investment income
          distributions during
          year                      $ .0436       $ .0382      $ .0436

       Principal distributions
          during year               $ .1073       $ .0572      $ .0193

       Net asset value at end
          of year                   $1.7910       $1.4760      $1.2886

       Trust Units outstanding
          at end of year        112,498,524   128,418,440  156,610,413

(e) In order to comply with the requirements of a "regulated investment company" under the Internal Revenue Code, the Sponsor instructed the Trustee to sell 17,875 shares of Southern New England Telecommunication Inc. as of April 16, 1998. The proceeds were reinvested into common stock of AT&T Corp.

                     SCHEDULE OF PORTFOLIO SECURITIES

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998



                                                                                   Market           Percentage
Port-                                                                            Price Per         of Aggregate    Market
folio                                                             Number of       Share to         Market Value    Value
 No. Symbol     Name of Issuer                                     Shares          Trust             of Trust      <F3><F4>
  1.   ALA   Alcatel Alsthom <F7>                                   35,700         $40.6875            0.723%  $  1,452,544

  2.    AT   ALLTEL Corporation                                    134,838          46.5000            3.122      6,269,967

  3.     T   AT&T Corp.                                             29,955          57.1250            0.852      1,711,179

  4.   AIT   Ameritech Corp. <F8>                                  237,950          44.8750            5.317     10,678,006

  5.  ANDW   Andrew Corp.                                          145,101          18.0625            1.305      2,620,887

  6.   BCE   BCE, Inc.                                             325,198          42.6875            6.912     13,881,890

  7.   BEL   Bell Atlantic Corporation <F8>                        335,769          45.6250            7.628     15,319,461

  8.   BLS   BellSouth Corp.                                       198,299          67.1250            6.628     13,310,820

  9.   BTY   British Telecommunications PLC <F5><F7>                55,538         123.5000            3.415      6,858,943

 10.   CWP   Cable & Wireless PLC <F7>                              44,422          36.8750            0.816      1,638,061

 11.   CTL   Century Telephone Enterprises, Inc. <F8>               39,873          45.8750            0.911      1,829,174

 12.   CSN   Cincinnati Bell, Inc.                                 329,203          28.6250            4.692      9,423,436

 13.  CZNB   Citizens Utilities Company, Class B <F8>               69,675           9.6250            0.334        670,622

 14.    CQ   COMSAT Corporation                                     26,364          28.3125            0.372        746,431

 15.   CPQ   Compaq Computer Corp. <F8>                             19,511          28.3750            0.276        553,625

 16. ERICY   Ericcson Telephone Company Inc.,
             AB <F6><F7><F8>                                       141,183          28.6250            2.012      4,041,363

 17.   GTE   GTE Corporation                                       138,808          55.6250            3.844      7,721,195

 18.    TV   Grupo Televisa                                         20,806          37.6250            0.390        782,826

 19.   HKT   Hong Kong Telecommunications Ltd. <F7>                297,446          18.8750            2.795      5,614,293

 20.  INTC   Intel Corp. <F6><F8>                                   61,067          74.1250            2.254      4,526,591

 21.  MCIC   MCI Communications Corp. <F6>                          27,174          58.1250            0.786      1,579,489

 22.   FRO   Frontier Corp.                                        158,644          31.5000            2.488      4,997,286

 23.   SFA   Scientific-Atlanta, Inc.                               53,860          25.3750            0.680      1,366,698

 24.   SNG   Southern New England Telecommunica-
             tions Corp.                                           141,177          65.5000            4.604      9,247,094

 25.   SBC   SBC Communications Inc. <F8>                          280,516          40.0000            5.587     11,220,640

 26.   FON   Sprint Corp.                                           22,623          70.5000            0.794      1,594,921

 27.  TCAT   TCA Cable TV, Inc.                                     36,886          60.0000            1.102      2,213,160

 28.   TBR   Telebras-Telecommunications Brasil,
             S.A.<F6><F7>                                           25,582         109.1875            1.391      2,793,235

 29.   NZT   Telecom Corporation of New Zealand Ltd.
             <F7>                                                  182,448          32.7500            2.975      5,975,172

 30.   TEF   Telefonica, S.A. <F7><F8>                             113,040         139.0625            7.827     15,719,626

 31.   CTC   Co. de Telecom Chile <F7><F8>                          48,990          20.3125            0.495        995,109

 32.   TMX   Telefonos de Mexico, S.A. <F7>                         17,067          48.0625            0.408        820,283

 33.   TDS   Telephone & Data Systems, Inc.                         17,067          39.3750            0.335        672,013

 34.   TWX   Time Warner Inc.                                       21,019          85.4375            0.894      1,795,811

 35.   USW   U.S. West Inc. <F8>                                    91,688          47.0000            2.146      4,309,336

 36.   VOD   Vodaphone Group PLC <F7>                               35,029         126.0625            2.199      4,415,843




                         F-8



                     SCHEDULE OF PORTFOLIO SECURITIES

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1
                               (CONTINUED)

                             June 30, 1998



                                                                                   Market           Percentage
Port-                                                                            Price Per         of Aggregate    Market
folio                                                             Number of       Share to         Market Value    Value
 No.  Symbol     Name of Issuer                                     Shares         Trust             of Trust      (1)(2)
 37.   WMB   (The) Williams Companies <F8>                           88,136        $33.7500            1.481%  $  2,974,590

 38.   ATI   Airtouch Communications                                 83,286         58.4375            2.423      4,867,026

 39.  CMVT   Comverse Technology, Inc. <F8>                          26,596         51.8750            0.687      1,379,667

 40.   MOT   Motorola                                                 9,943         52.5625            0.260        522,629

 41.  XO-W   360 Degree Communications Corp.                          7,624         32.0000            0.121        243,968

 42.   UMG   Media One Group, Inc. <F8>                              89,240         43.9375            1.952      3,920,983

 43.  ALNT   Aliant Communications Inc.                             245,890         27.4375            3.359      6,746,606

 44.    LU   Lucent Tech. <F8>                                        7,824         83.1875            0.324        650,859

 45.   NCR   National Cash Register                                     758         32.5000            0.012         24,635

 46.  GOAL   Ascent Entertainment                                    12,904         11.1250            0.071        143,557

                                                                                                               $200,841,550




                             See notes to schedule of portfolio securities






                         F-9

                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998





<F3> Valuation of Securities by the Trustee was made on the basis of the closing sale price on the New York Stock Exchange or the closing sale price on the over-the-counter market as of June 30, 1998.

<F4> At June 30, 1998, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation     $93,972,914

       Gross unrealized market depreciation      (1,077,030)

       Net unrealized market appreciation       $92,895,884

     The aggregate cost of the Securities for Federal income tax purposes was $107,945,666 at June 30, 1998.

<F5> Dean Witter Reynolds Inc. was manager or co-manager of an offering of securities of this company within the past three years.

<F6> Dean Witter Reynolds Inc. makes a market in this security.

<F7> Shares represented by American Depository Receipts.

<F8> A two-for-one stock split for Ameritech Corp. was declared on
December 17, 1997 for stockholders of record on December 31, 1997, paid January 26, 1998.

     Effective August 15, 1997, NYNEX Corp. merged into a Bell Atlantic Corp. Each share of NYNEX Corp. was exchanged for .768 share of Bell Atlantic Corp.

     A two-for-one stock split for Bell Atlantic Corp. was declared on May 1, 1998 for stockholders of record on June 1, 1998, paid on June 29, 1998.

     A three-for-two stock split for Century Telephone Enterprise was declared on February 25, 1998 for stockholders of record on March 10, 1998, paid on March 31, 1998.

     Effective August 25, 1997, Citzens Utilities Co. Series A Common was redesignated as Series B Common.

     Citizens Utilities Company, Class B declared a 1% stock dividend on August 21, 1997 and November 18, 1997, and .75% stock dividend on
February 19, 1998 and May 22, 1998 for stockholders of record on September 1, 1997, December 1, 1997, March 1, 1998 and June 1,
1998, respectively.

                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

             MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1998



     Effective June 12, 1998, Digital Equipment Corp. became a wholly-owned subsidiary of Compaq Computer Corp. One share of Digital
Equipment Corp. was exchanged for .945 share of Compaq Computer
Corp. and $30 in cash.

     A two-for-one stock split for Ericsson Telephone Company Inc. was declared on April 8, 1998 for stockholders of record on May 27, 1998, paid on May 29, 1998.

     A two-for-one stock split for Intel Corp. was declared on January 14, 1997 for stockholders of record on June 10, 1997, paid on July 13, 1997.

     A two-for-one stock split for SBC Communications Inc. was declared on January 30, 1998 for stockholders of record on February 20, 1998, paid on March 19, 1998.

     Effective May 5, 1998, Telefonica de Espana changes its name to Telefonica S.A.

     Telefonica S.A. announced rights issue on April 3, 1998 for stockholders of record on April 6, 1998 with subscription price of $100.11. Eleven rights entitle holders to purchase one ADR at $100.03.

     Co. de Telecom Chile announced rights issue on May 26, 1998 for stockholders of record on June 1, 1998 on terms .0633:1. One right entitles holders to purchase one ADR at approximately $20.63 per new ADR.

     Effective June 15, 1998, US West Communications Group changed its name to US West Inc.

     A two-for-one stock split for (The) Williams Companies, Inc. for stockholders of record on December 5, 1997, paid on December 29, 1997.

     Effective January 14, 1998, Boston Technology, Inc. merged into Comverse Technology, Inc. For each share of Boston Technology,
Inc. held .65 share of Comverse Technology, Inc. was received.

     Effective June 15, 1998, US West Media Group changed its name to Media One Group Inc. Holders of US West Media Groupo received
 .0273 of a share for each share held for holders on record June 12, 1998.

     A two-for-one stock split for Lucent Technologies, Inc. was on February 18, 1998 for stockholders of record on March 6, 1998, paid on April 1, 1998.

              CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following docu-ments:

     The facing sheet.     The Cross Reference Sheet.

     The Prospectus.

     The signatures.

     Consent of Independent Auditors ; all other consents were previously filed.

     The following exhibits:

     23.  1b.  Consent of Independent Auditors.

     27.       Financial Data Schedule.

                      CONSENT OF COUNSEL


          The consents of Counsel to the use of their names in the Prospectus included in this Registration Statement are con-tained in their opinions filed as EX-5 to this Registration
Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Morgan Stanley Dean Witter Se-lect Equity Trust, Telecommunications Portfolio Series 1, cer-tifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 10th day of September, 1998.


                         MORGAN STANLEY DEAN WITTER SELECT
                         EQUITY TRUST, TELECOMMUNICATIONS
                         PORTFOLIO SERIES 1
                              (Registrant)

                         By:  DEAN WITTER REYNOLDS INC.
                                   (Depositor)



                                   Thomas Hines/s/
                                   Thomas Hines
                                   Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 10th day of September, 1998.

                                   DEAN WITTER REYNOLDS INC.


Name                 Office


Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Director*       )
                                           By: Thomas Hines/s/
                                               Thomas Hines


* Executed copies of the Powers of Attorney filed by a ma-jority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

Name                 Office


                                              Attorney-in-fact*

Name                            Office

Richard M. DeMartini            Director ***

Robert J. Dwyer                 Director***

Christine A. Edwards            Director***

James F. Higgins                Director***

Mitchell M. Merin               Director*

Stephen R. Miller               Director***

Richard F Powers III            Director*

Philip J. Purcell               Director***

Thomas C. Schneider             Director**

William B. Smith                Director**



* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Morgan Stanley Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Morgan Stanley Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Morgan Stanley Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.